Asset Acquisition - Schedule of Fair Values of the Assets Acquired (Details)	Dec. 31, 2025 USD ($)
Assets acquired (1)
Property, plant and equipment	$ 2,600,000
Intangible assets: mineral rights	30,100,000
Total assets acquired	32,700,000
Liabilities assumed (1)
GSR royalty liability	2,700,000
GSR contingent consideration liabilities	17,100,000
Asset retirement obligations	12,900,000
Total Liabilities assumed	$ 32,700,000